Employee separation charges (Tables)	12 Months Ended
Dec. 31, 2011
Employee separation charges
Summary of separation activity

(Millions of dollars)	Total
Liability balance at December 31, 2008	$11

Increase in liability (separation charges)	$481
Reduction in liability (payments and other adjustments)	(443)
Liability balance at December 31, 2009	$49

Increase in liability (separation charges)	$33
Reduction in liability (payments and other adjustments)	(60)
Liability balance at December 31, 2010	$22

Increase in liability (separation charges)	$112
Reduction in liability (payments and other adjustments)	(44)
Liability balance at December 31, 2011	$90